Segment Reporting - Schedule of Operating Segments (Details) - Operating Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues (losses)	$ 9,390,651	$ (4,866,081)	$ 21,091,244
Commissions and fees	1,938	955,819	3,418,398
Custodian and other fees for digital assets	196,211
Compensation and benefits	1,659,252	3,264,093	4,099,852
Occupancy	154,836	747,750	870,254
Communication and technology	1,548,701	3,390,517	3,059,462
General and administrative	603,216	878,494	1,432,148
Crypto currencies
Professional fees	1,794,262	4,451,834	3,407,365
Research and development			7,115
Service fees	578,036	1,888,700	2,352,832
Interest	2,130,850	821,932	2,413,102
Depreciation and amortization			1,795,011
Depreciation	2,391,204	2,435,712
Marketing	77,834	3,598,849	4,196,795
Change in fair value of warrant liabilities	(123,188)	13,501	(565,313)
Impairment of Property and equipment
Impairment of cryptocurrencies
Change in fair value of digital assets	3,118,099
Investment loss on digital assets	312,659
Other operating (income) expenses	(85,985)	240,378	430,214
Total operating expenses	14,357,925	22,687,579	26,917,235
Income (loss) from operations	(4,967,274)	(27,553,660)	(5,825,991)
Total segment assets	54,254,512	36,354,424	74,544,586
Futures and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenues (losses)		653,340	2,570,495
Commissions and fees	14	436,112	1,606,210
Custodian and other fees for digital assets
Compensation and benefits	209,245	921,455	997,602
Occupancy	68,181	75,538
Communication and technology	147,899	375,377	471,918
General and administrative	67,807	160,848	226,802
Crypto currencies
Professional fees	32,102	22,377	24,411
Research and development
Service fees
Interest
Depreciation and amortization			419
Depreciation	504	671
Marketing	25,630	1,405	1,673
Change in fair value of warrant liabilities
Impairment of Property and equipment
Impairment of cryptocurrencies
Change in fair value of digital assets
Investment loss on digital assets
Other operating (income) expenses	(9,135)	10,338	358,074
Total operating expenses	542,247	2,004,121	3,687,109
Income (loss) from operations	(542,247)	(1,350,781)	(1,116,614)
Total segment assets	500,900	1,838,093	4,444,667
CFD Trading [Member]
Segment Reporting Information [Line Items]
Revenues (losses)	321	521,860	19,326,140
Commissions and fees
Custodian and other fees for digital assets
Compensation and benefits
Occupancy	1,200	8,702	7,120
Communication and technology	65,990	353,799	225,636
General and administrative	1,976	20,138	33,492
Crypto currencies
Professional fees	30,108	106,139	50,432
Research and development
Service fees	62,521	322,684	433,734
Interest
Depreciation and amortization			576,944
Depreciation	397,500	795,000
Marketing		236,500	3,909
Change in fair value of warrant liabilities
Impairment of Property and equipment
Impairment of cryptocurrencies
Change in fair value of digital assets
Investment loss on digital assets
Other operating (income) expenses
Total operating expenses	559,295	1,842,962	1,331,267
Income (loss) from operations	(558,974)	(1,321,102)	17,994,873
Total segment assets	15,880,365	20,235,532	30,862,233
TRS Trading [Member]
Segment Reporting Information [Line Items]
Revenues (losses)	923,482	9,140	(2,342,395)
Commissions and fees		88,934	825,503
Custodian and other fees for digital assets
Compensation and benefits
Occupancy	1,200	8,702	7,120
Communication and technology	65,990	366,199	225,636
General and administrative	1,976	20,138	33,492
Crypto currencies
Professional fees	30,108	106,139	50,432
Research and development
Service fees	73,394	276,740	342,367
Interest	1,936	208,210	1,880,282
Depreciation and amortization			576,944
Depreciation	397,500	795,000
Marketing		236,500	3,909
Change in fair value of warrant liabilities
Impairment of Property and equipment
Impairment of cryptocurrencies
Change in fair value of digital assets
Investment loss on digital assets
Other operating (income) expenses
Total operating expenses	572,104	2,106,562	3,945,685
Income (loss) from operations	351,378	(2,097,422)	(6,288,080)
Total segment assets	16,755,929	12,819,851	31,563,234
OTC Stock option trading [Member]
Segment Reporting Information [Line Items]
Revenues (losses)	8,089,636	(7,978,722)	(798,725)
Commissions and fees
Custodian and other fees for digital assets
Compensation and benefits
Occupancy	1,200	8,702	7,120
Communication and technology	65,990	353,799	225,636
General and administrative	1,976	20,138	33,492
Crypto currencies
Professional fees	30,108	106,139	50,432
Service fees	73,394	276,740	342,367
Interest
Depreciation and amortization			576,944
Depreciation	397,500	795,000
Marketing		236,500	3,909
Change in fair value of warrant liabilities
Impairment of Property and equipment
Impairment of cryptocurrencies
Change in fair value of digital assets
Investment loss on digital assets
Other operating (income) expenses
Total operating expenses	570,168	1,797,018	1,239,900
Income (loss) from operations	7,519,468	(9,775,740)	(2,038,625)
Total segment assets			1,801,095
Other [Member]
Segment Reporting Information [Line Items]
Revenues (losses)	377,212	1,928,301	2,335,729
Commissions and fees	1,924	430,773	986,685
Custodian and other fees for digital assets	196,211
Compensation and benefits	1,450,007	2,342,638	3,102,250
Occupancy	83,055	646,106	848,894
Communication and technology	1,202,832	1,941,343	1,910,636
General and administrative	529,481	657,232	1,104,870
Crypto currencies
Professional fees	1,671,836	4,111,040	3,231,658
Research and development			7,115
Service fees	368,727	1,012,536	1,234,364
Interest	2,128,914	613,722	532,820
Depreciation and amortization			63,760
Depreciation	1,198,200	50,041
Marketing	52,204	2,887,944	4,183,395
Change in fair value of warrant liabilities	(123,188)	13,501	(565,313)
Impairment of Property and equipment
Impairment of cryptocurrencies
Change in fair value of digital assets	3,118,099
Investment loss on digital assets	312,659
Other operating (income) expenses	(76,850)	230,040	72,140
Total operating expenses	12,114,111	14,936,916	16,713,274
Income (loss) from operations	(11,736,899)	(13,008,615)	(14,377,545)
Total segment assets	$ 21,117,318	$ 1,460,948	$ 5,873,357